Retirement and Deferred Compensation Plans - Changes in Benefit Obligation, Fair Value of Plan Assets and Funded Status of Pension and Postretirement Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Projected Benefit Obligation
Benefits paid			$ (4)
Change in Plan Assets
Fair value of plan assets at beginning of year	$ 206
Benefits paid			(4)
Fair value of plan assets at end of year	197	$ 206
Pension Benefits [Member]
Change in Projected Benefit Obligation
Projected benefit obligation beginning of year	216	189	177
Service cost	5	5	5
Interest cost	8	9	7
Foreign currency exchange rate changes	(10)	(13)	4
Actuarial losses (gains)	(10)	31
Benefits paid	(7)	(5)	(4)
Projected benefit obligation at end of year	202	216	189
Change in Plan Assets
Fair value of plan assets at beginning of year	206	191	170
Actual return on plan assets	1	25	15
Foreign currency exchange rates	(10)	(13)	4
Employer contributions	7	8	6
Benefits paid	(7)	(5)	(4)
Fair value of plan assets at end of year	197	206	191
Defined Benefit Plan, Net Periodic Benefit Cost	(7)	(4)	(6)
Funded status at end of year	(5)	(10)	2
Amounts recognized in Consolidated Balance Sheet
Current liability			0
Non-current asset (liability)	(5)	(10)	2
Defined Benefit Plans, Liabilities, Total	(5)	(10)	2
Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Accumulated gain (loss)	$ (32)	$ (37)	$ (22)
Weighted Average Assumptions used as of December 31
Discount rate	3.90%	3.70%	4.60%
Salary increases	4.60%	4.60%	4.90%
Expected return on assets	4.10%	3.90%	5.60%
Postretirement Benefits [Member]
Change in Projected Benefit Obligation
Projected benefit obligation beginning of year	$ 22	$ 28	$ 35
Service cost	2	3	4
Interest cost	1	1	1
Actuarial losses (gains)		(9)	(8)
Effect of curtailment and settlements	2		(3)
Benefits paid	(2)	(2)	(2)
Retiree contributions	(1)	(1)	(1)
Projected benefit obligation at end of year	26	22	28
Change in Plan Assets
Employer contributions	1	1	1
Benefits paid	(2)	(2)	(2)
Retiree contributions	(1)	(1)	(1)
Defined Benefit Plan, Net Periodic Benefit Cost	(3)	(4)	(2)
Funded status at end of year	(26)	(22)	(28)
Amounts recognized in Consolidated Balance Sheet
Current liability	(2)	(1)	(1)
Non-current asset (liability)	(24)	(21)	(27)
Defined Benefit Plans, Liabilities, Total	(26)	(22)	(28)
Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Accumulated gain (loss)	$ 9	$ 10	$ 1
Weighted Average Assumptions used as of December 31
Discount rate	3.95%	3.62%	4.33%
Healthcare cost trend
Initial	7.00%	7.00%	7.00%
Ultimate in 2025	5.00%	5.00%	5.00%